Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related-Party Transactions
Summary of principal related party transactions and amounts due from and due to related parties

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Sales of products to related parties (note (a))	343,226	452,268	896,881	148,154
Purchase of raw materials and services from related parties (note (b))	1,322,363	1,144,343	1,187,857	196,220

	December 31,
	2012	2013
	RMB	RMB	US$

Accounts receivable from related parties (note (a))	284,515	448,830	74,141
Prepayments for materials to related party suppliers (note (b))	183,269	157,362	25,994
Other amounts due from related parties (note (c))	226,794	45,759	7,560
Total due from related parties	694,578	651,951	107,695

Long-term portion of amounts due from related party (note (d))	—	32,000	5,286

Prepayments for construction of property, plant and equipment to related party suppliers (note (e))	21,249	26,458	4,371
Total other due from related parties	21,249	26,458	4,371

Amounts due to related parties (note (b))	(353,558)	(457,838)	(75,629)
Total due to related parties	(353,558)	(457,838)	(75,629)

Notes:

(a)                      The Company sold PV modules of RMB 9,439, RMB 10,454 and RMB 9,961 (US$1,645) to its affiliate, Tibetan Yingli, for the years ended December 31, 2011, 2012 and 2013.  The Company sold products of RMB 96,386, RMB 128,621 and RMB 601,652 (US$99,386) to the subsidiaries of Yingli Group for the years ended December 31, 2011, 2012 and 2013, respectively. These subsidiaries of Yingli Group are controlled by Mr. Liansheng Miao, the Company’s chairman and CEO. The Company sold PV modules of RMB 5,844, RMB 198,805 and RMB97,772 (US$16,151) to an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2011, 2012 and 2013, respectively. The Company sold PV modules of RMB 231,557, RMB 114,388, RMB187,496 (US$30,972) to an affiliate which the Company holds 20% of its equity interest for the years ended December 31, 2011 , 2012 and 2013.

(b)                       The Company purchased raw materials of RMB 1,090,362, RMB 854,822 and RMB978,826 (US$161,691) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2011, 2012 and 2013, respectively. The company purchased services of RMB 62,798, RMB 288,793 and RMB 191,371 (US$31,612) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2011, 2012 and 2013, respectively. The Company imported the polysilicon of RMB 169,203 RMB 728 and RMB12 (US$2) from an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2011, 2012 and 2013, respectively. The Company purchased raw materials of RMB17,648 (US$2,915) from the entities whose equity shareholder is a noncontrolling interest holder of the Company’s subsidiary for the year ended December 31, 2013.

(c)                        Other amounts due from related parties mainly represent the entrusted loan and advances to Yingli Group and its subsidiaries.  In 2011, Tianwei Yingli made a one-year entrusted loan of RMB 100,000 at an interest rate of 7.22% per annum to a subsidiary of Yingli Group.  The entrusted loan was extended for another one year before due in 2012, and was collected in full by Tianwei Yingli in December 2013. Hainan Yingli made one-year entrusted loans of RMB 50,000 and RMB 25,000 (US$4,130) in 2012 and 2013, to a subsidiary of Yingli Group at an interest rate of 5.4% and 6.0% per annum, respectively, and collected RMB 65,000 (US$10,737) in 2013 for the above mentioned loans, respectively.

The remaining part of other receivables mainly include: 1) the amount Hainan Yingli paid on behalf of a subsidiary of Yingli Group for the purchase of land use right in the amount of RMB5,700 and RMB5,300 (US$ 875) in 2012 and 2013, respectively; 2) the amount Hainan Yingli paid on behalf of Hainan Tianneng, an equity investee of the Company, for the construction of building in the amount of RMB5,000 (US$ 826) in 2013; and 3) the amount Hainan Yingli paid on behalf of a subsidiary of Yingli Group, for the construction of building in the amount of RMB 2,830 (US$ 467) in 2013.

(d)                       In 2012, Yingli Lixian entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 and RMB 7,510 (US$1,241) deposits during the years ended December 31, 2012 and 2013, respectively, for guarantee of the transaction.  In 2012, Cyber Power entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 10,000 (US$1,652) deposits for guarantee of the transaction.  In August 2013, Yingli China entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 (US$1,652) deposits for guarantee of the lease.  These deposits will be returned when the transactions were completed, and are recorded in due from related parties as of December 31, 2012, and are reclassified to long-term portion of amounts due from a related party as of December 31, 2013.

(e)                        The balance as of December 31, 2012 and 2013 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the consolidated balance sheets.